Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	Intec Pharma Ltd.
Entity Central Index Key	0001638381
Document Type	6-K
Trading Symbol	NTEC
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	33,225,988
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018